Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 16,846	$ 17,502	$ 17,545
Allowances	1,172	1,569	1,280
Reversals	(1,612)	(1,268)	(1,236)
Currency translation adjustment	681	(484)	(958)
Other	(1,101)	(473)	871
Balance as of the end of the period	15,986	16,846	17,502
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	544	523	513
Reversals	(330)	(502)	(566)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	37	29	105
Reversals	(120)	(82)	(95)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	48	25	134
Reversals	$ (84)	$ (68)	$ (60)